Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis of preparation
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

The consolidated financial statements of the Group for the three years ended December 31, 2020, 2019 and 2018 were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as adopted by the EU (collectively “IFRS”).

These consolidated financial statements have been prepared on a historical cost basis, except for the assets and liabilities that have been acquired as part of a business combination, which have been initially recognized at fair value, and certain financial assets such as the non-listed equity instruments and the convertible loan receivable which are both included in the other non-current assets, the share appreciation rights, and the written put option of Rapidfit which are measured at fair value.

The financial statements are prepared on a going concern basis.

The consolidated financial statements are presented in thousands of euros (K€ or thousands of €) and all “currency” values are rounded to the nearest thousand (€000), except when otherwise indicated.

The preparation of financial statements in compliance with IFRS requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group’s accounting policies. The areas where significant judgment and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

Impacts of COVID-19 on our Business

The current challenges as a result of the COVID-19 outbreak have impacted our operations. We have been taking, and continue to take, the necessary measures in terms of safety and sanitary health provisions, diverse related risk mitigations, and financial measures to manage the challenges that this Covid-period is imposing on running a business. The coronavirus global health crisis adversely impacted our business and results of operations in 2020 and may have a material adverse impact on our business, results of operations, financial condition, cash flows or liquidity during 2021 and beyond.

During 2020, the coronavirus pandemic negatively affected each of our Materialise Software, Materialise Medical and Materialise Manufacturing segments, and had a major impact on our consolidated results of operations

COVID-19 impact on 2020 results. The economic downturn related to the coronavirus pandemic has caused significant reduction in demand for services, production and investments, and has affected our global operations negatively. With respect to each our market segments, for example:

• Materialise Software: A significant portion of the sales of this segment comes from parties that either sell or use 3D printing systems. During 2020, 3D printing manufacturers suffered from canceled orders due to reduced investments from their customers. In addition, our direct sales suffered from a similar negative customer investment climate.

• Materialise Medical: A significant percentage of this segment’s revenue stems, directly or indirectly, from elective surgeries. During the second quarter of 2020 in particular, non-elective surgeries were delayed in order to prioritize COVID-19 treatments. In addition, certain of our customer’s investments were delayed or canceled.

• Materialise Manufacturing: This segment operates as part of the overall manufacturing sector in Europe. The manufacturing sector has been severely impacted generally by the pandemic, including the automotive and the aerospace industries in particular. There have been far less co-creation initiatives, as well as lower levels of demand for 3D printing service bureaus.

As a result of the negative effect on all of our segments, the coronavirus pandemic had a major impact on our consolidated results of operations.

We were not impacted in 2020 by an increase of bad trade debt, or major delays in trade payments.

New standards, interpretations and amendments adopted by the Group

The following amendments and interpretations issued by the IASB and IFRIC apply for the first time in 2020, but do not have a significant impact on the consolidated financial statements of the Group.

  Amendments to IAS 1 and IAS 8 Definition of Material
  Amendments to IFRS 3 Business Combinations: Definition of a Business
  Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform – Phase 1
  Amendments to references to the Conceptual Framework in IFRS standards

The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

Restatements in the reporting year 2019

The Group has restated the reporting year 2019 for the following impacts:

  Our consolidated financial statements for the year ended December 31, 2019 appearing in our Annual Report on Form 20-F, as filed with the U.S. Securities and Exchange Commission on April 30, 2020 (the “FY 2019 Form 20-F”), included provisional accounting for the Engimplan business combination. The fair value analysis with respect to the assets and liabilities acquired was not yet finalized as of the reporting date.

As of July 16th, 2020, we completed the fair value analysis of the Engimplan business combination, with corresponding adjustments to goodwill, property, plant and equipment and non-controlling interest as if the accounting for the business combination had been completed at acquisition date. The impact has been accounted for as retrospective adjustments to our consolidated statement of financial position as of December 31, 2019 and our consolidated income statement for the year ended December 31, 2019. Furthermore it includes an additional depreciation charge resulting from a higher adjustment to PP&E as at December 31, 2019, with a total impact on the consolidated reserves and non-controlling interest for the year ended December 31, 2019 amounting to K€ (61) and K€169 respectively.

We refer to Note 4 for a detailed discussion of the Engimplan business combination.

The impact of the restatements on the consolidated statement of financial position as of December 31, 2019 and the consolidated income statement for the year ended December 31, 2019 is as follows:

	As of December 31, 2019
Restatement impact on statement of financial position in 000€	As previously reported	IFRS 3 Engimplan	As restated
Assets
Non-current assets
Goodwill	20,174	(567)	19,607
Intangible assets	27,395	−	27,395
Property, plant & equipment	90,331	674	91,005
Right-of-use assets	10,586	−	10,586
Investments in joint ventures	39	−	39
Deferred tax assets	192	−	192
Other non-current assets	9,391	−	9,391
Total non-current assets	158,108	107	158,215
Current assets
Inventories and contracts in progress	12,696	−	12,696
Trade receivables	40,977	−	40,977
Other current assets	8,616	−	8,616
Cash and cash equivalents	128,897	−	128,897
Total current assets	191,186	−	191,186
Total assets	349,294	107	349,401

Equity and liabilities
Equity
Share capital	3,066	−	3,066
Share premium	138,090	−	138,090
Consolidated reserves	(195)	(61)	(256)
Other comprehensive loss	(1,394)	(1)	(1,395)
Equity attributable to the owners of the parent	139,567	(62)	139,506
Non-controlling interest	3,107	169	3,276
Total equity	142,674	107	142,782
Non-current liabilities
Loans & borrowings	104,673	−	104,673
Lease liabilities	6,427	−	6,427
Deferred tax liabilities	5,747	−	5,747
Deferred income	5,031	−	5,031
Other non-current liabilities	697	−	697
Total non-current liabilities	122,575	−	122,575
Current liabilities
Loans & borrowings	13,389	−	13,389
Lease liabilities	3,449	−	3,449
Trade payables	18,517	−	18,517
Tax payables	3,363	−	3,363
Deferred income	27,641	−	27,641
Other current liabilities	17,686	−	17,686
Total current liabilities	84,045	−	84,045
Total equity and liabilities	349,294	107	349,402

		For the year ended December 31, 2019
Restatement impact on income statement in 000€	Notes	As previously reported	IFRS 3 Engimplan	As restated
Revenue		196,679		196,679
Cost of sales		(86,972)	(80)	(87,052)
Gross profit		109,707	(80)	109,627
Research and development expenses		(23,348)	−	(23,348)
Sales and marketing expenses		(52,989)	−	(52,989)
General and administrative expenses		(31,786)	−	(31,786)
Net other operating income / (expenses)		5,432	−	5,432
Operating profit (loss)		7,016	(80)	6,936
Financial expenses		(3,682)	−	(3,682)
Financial income		1,377	−	1,377
Share in loss of joint venture		(392)	−	(392)
Loss before taxes		4,319	(80)	4,239
Income taxes		(2,595)	−	(2,595)
Net loss for the year		1,724	(80)	1,644
Net loss attributable to:
The owners of the parent		1,646	(60)	1,586
Non-controlling interest		78	(20)	58